Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting
Schedule of details of net sales by groups of products

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Bioscience
Haemoderivatives	3,993,462	3,516,704	3,429,785
Diagnostic
Transfusional medicine	680,766	650,180	679,692
Other diagnostic	19,937	19,797	23,377
Hospital
Fluid therapy and nutrition	47,677	52,574	47,699
Hospital supplies	67,489	58,014	52,466
Bio supplies	266,540	167,004	66,791
Others	22,820	22,451	18,263

Total	5,098,691	4,486,724	4,318,073